FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Mar. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of the placement in the fair value hierarchy of assets that are measured at fair value on a recurring basis

The following tables present the placement in the fair value hierarchy of assets that are measured at fair value on a recurring basis at March 31, 2017:

		Fair value disclosure or measurement at March 31, 2017 using
	March 31, 2017	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Available-for-sale investment
Convertible note	10,376,547	—	—	10,376,547

Schedule of significant inputs for the valuation model based on the fair value of invested capital evaluated by an income approach

	Year Ended March 31, 2017
Total fair value of underlying asset as at valuation date		USD 12,000,000
Risk free rate of interest	For the March 30, 2016 Note	1.02%
	For the April 28, 2016 Note	1.04%
Maturity Date	For the March 30, 2016 Note	2018/3/30
	For the April 28, 2016 Note	2018/4/28
Volatility	For the March 30, 2016 Note	35.22%
	For the April 28, 2016 Note	36.10%

Schedule of roll-forward of the fair value of Level 3 (significant unobservable inputs) assets

The following table presents a roll-forward of the fair value of Level 3 (significant unobservable inputs) asset for the year ended March 31, 2017, which only contains available-for-sale investment:

Convertible note
RMB
Beginning balance as of April 1, 2016	1,938,360
Purchase	7,957,440
Total gain or losses:
Included in net income (loss)	568,320
Included in other comprehensive income (loss)	(553,870)
Foreign currency translation adjustment	466,297

Ending balance as of March 31, 2017	10,376,547